Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

15.  Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2021	2022
	US$	US$

Gross carrying amount
Trademark	371,975	515,704
Customer relationships	154,906	154,830
Non-compete agreement	12,100	12,100
Software	8,941	9,071
Operating rights	7,255	6,641
License	9,949	9,108
Technology	14,770	14,513
Domain names	1,518	1,782
Others	1,415	1,405

Total of gross carrying amount	582,829	725,154

Less: accumulated amortization

Trademark	(102,815)	(145,554)
Customer relationships	(133,921)	(143,500)
Non-compete agreement	(12,100)	(12,100)
Software	(8,270)	(8,426)
Operating rights	(7,144)	(6,539)
License	(1,382)	(1,872)
Technology	(2,988)	(4,834)
Domain names	(644)	(791)
Others	(258)	(397)

Total accumulated amortization	(269,522)	(324,013)

Less: accumulated impairment	(1,225)	(2,841)

Intangible assets, net	312,082	398,300

Amortization expense for the years ended December 31, 2020, 2021 and 2022 were US$102,465, US$58,626 and US$56,151 respectively.

15.  Intangible assets, net (continued)

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets
US$

2023	64,017
2024	56,694
2025	55,122
2026	55,118
2027	52,806

The weighted average amortization periods of intangible assets as of December 31, 2021 and 2022 are as below:

December 31,
	2021	2022

Trademark	10 years	10 years
Customer relationships	3 years	3 years
License	15 years	15 years
Operating rights	2 years	2 years
Software	3 years	3 years
Domain names	15 years	15 years
Technology	6 years	6 years
Others	10 years	10 years